Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerators and Denominators for Basic and Diluted Earnings Per Share Computations

For the nine-month periods ended March 26, 2016 and March 28, 2015, a reconciliation of the numerators and denominators for the basic and diluted EPS computations is as follows:

($ in millions, except share and per share amounts)	Nine months ended March 26, 2016	Nine months ended March 28, 2015
Numerator:
Net income	$39.1	$22.3

Denominator:
Weighted-average common shares outstanding	95,230,548	86,874,101
Dilutive effect of share-based awards	1,519,763	790,614

Weighted-average dilutive shares outstanding	96,750,311	87,664,715

Basic earnings per share	$0.41	$0.26

Diluted earnings per share	$0.40	$0.25

A reconciliation of the numerators and denominators for the basic and diluted EPS computations is as follows:

(In millions, except share and per share amounts)	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28, 2014	For the fiscal year ended June 29, 2013
Numerator:
Net Income	$56.5	$15.5	$8.4

Denominator:
Weighted-average common shares outstanding	86,874,727	86,868,452	86,864,606
Dilutive effect of share-based awards	738,971	664,872	593,924

Weighted-average dilutive shares outstanding	87,613,698	87,533,324	87,458,530

Basic earnings per share	$0.65	$0.18	$0.10

Diluted earnings per share	$0.64	$0.18	$0.10